Collaborative Agreements	12 Months Ended
Dec. 31, 2013
Collaborative Arrangement Disclosure [Abstract]
Collaborative Agreements

14. Collaborative Agreements

On August 17, 2011, the Company entered into a three year exclusive collaboration agreement with Clarient Diagnostic Services, Inc. to collaborate to promote and maximize the commercialization of the Company’s or jointly developed diagnostic tests (together, the “Diagnostic Tests”) in the United States. Clarient is responsible for marketing, providing customer service, and for third party billing on all Diagnostic Tests performed under the agreement, and for performing the professional component of the Diagnostic Tests. The Company is responsible for promoting sales of the Diagnostic Tests in the United States, as well as performing all technical components of all Diagnostic Tests sold by either party.

Under this agreement, the Company invoices Clarient for the performance of each of the Diagnostic Tests at a contractually agreed-upon rate. Clarient is responsible for billing the patient, provider and/or payer for each completed test, and bears all collection risk related to such billings. Sales of Diagnostic Tests under this agreement did not commence until 2012. The total amount of revenue the Company earned under this agreement was approximately $86,000 and $14,000 for the years ended December 31, 2012 and 2013, respectively.

The agreement was replaced as of May 2013 to remove exclusivity provisions and to modify the performance obligations of the parties. As a result of the replacement agreement, the Company will be responsible for billing third party payors for tests performed under the Clarient agreement. Revenue derived from the Clarient arrangement after the replacement date is recognized as collected, provided all other revenue recognition criteria are met.

In January 2013, the Company entered into a research support agreement with Dana Farber, a not-for-profit tax-exempt organization. The Company is responsible for performing all technical components of the diagnostic tests as ordered by Dana Farber and recognizes revenue as collected, provided all other revenue recognition criteria are met. The total amount of revenue the Company earned under this agreement was approximately $104,000 for the year ended December 31, 2013.